Related party transactions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2013	Jul. 31, 2006	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related party transactions
Amounts due to related parties-short term			¥ 388,908	¥ 339,317
Accounts receivable from related party customers, net			168,475	382,276
Amount due from related parties-short term			45,654	47,890
Amounts due from related parties-long term			280,080	500,311
Rental expenses under operating lease agreements			74,275	61,950	¥ 53,422
Sales of products			126,495	188,597	396,505
Purchase of products			1,015,077	1,079,882	645,139
Outsourcing service fee			8,438	14,735	7,124
Purchase of equipment and building				79,941	1,967
Sales of equipment					5,000
Provide entrusted loan			40,000	40,000	40,000
Provide Guarantee			0	0	20,000
Receive Guarantee			661,714	752,047	278,000
Hebei Jinglong
Related party transactions
Amounts due to related parties-short term			3,904	8,040
Accounts receivable from related party customers, net			18,011	106,194
Amount due from related parties-short term			39,194	60,000
Amounts due from related parties-long term			26,757	10,145
Initial term of long-term supply contract		4 years 6 months
Extended term of long-term supply contract		3 years
Purchase of silicon wafer supplies			0	0	205,047
Unused prepayment			65,951	70,145	113,603
Rental expenses under operating lease agreements			52,614	47,352	42,089
Outsourcing service fee			0	320	1,024
Receive Guarantee			581,714	672,047	228,000
Jing Wei
Related party transactions
Amounts due to related parties-short term			39,785	84,020
Accounts receivable from related party customers, net			5,282	28,194
Xingtai Jinglong
Related party transactions
Amounts due to related parties-short term			63,766	63,633
Accounts receivable from related party customers, net			16,079	19,694
Songgong Electronics
Related party transactions
Amounts due to related parties-short term			92,709	17,302
Accounts receivable from related party customers, net			87,641	67,243
Yangguang Guifeng
Related party transactions
Amounts due to related parties-short term			32,914	88,757
Accounts receivable from related party customers, net			748	40,726
Saimei Ganglong
Related party transactions
Amounts due to related parties-short term			32,574	34,821
Fine Chemical
Related party transactions
Amounts due to related parties-short term			14,183	24,827
Hebei Jinglong Sunshine Equipment Co., Ltd.
Related party transactions
Amounts due to related parties-short term			46,563	1,817
Ningjin Jingxing Electronic Material Co., Ltd.
Related party transactions
Amounts due to related parties-short term			27,152	4,810
Other related parties
Related party transactions
Amounts due to related parties-short term			35,358	11,290
Accounts receivable from related party customers, net			5,394	10,818
Amount due from related parties-short term			5,654	7,890
Sales of products			92,158	115,382
Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong")
Related party transactions
Sales of products					1,531
Purchase of products					35,504
Lin Cheng
Related party transactions
Accounts receivable from related party customers, net			35,320	109,407
Yangzhou Property
Related party transactions
Amount due from related parties-short term			40,000	40,000
Accrued loss contingency related to guarantee			0
Purchase of equipment and building				77,398
Provide entrusted loan	¥ 40,000		40,000	40,000	40,000
Provide Guarantee					20,000
Receive Guarantee			¥ 80,000	80,000	50,000
Consideration for acquisition				77,398
Annual interest rate	6.60%		7.00%
Repayment term (in years)	1 year
Subsidiaries of Hebei Jinglong
Related party transactions
Sales of products			¥ 34,337	73,215	394,974
Purchase of products			1,015,077	1,079,882	609,635
Outsourcing service fee			¥ 8,438	14,735	7,124
Purchase of equipment and building				¥ 2,543	1,967
Sales of equipment					¥ 5,000
Mr. Baofang Jin | Hebei Jinglong
Related party transactions
Percentage of ownership interest held by related party		32.96%
Mr. Baofang Jin | Jinglong BVI
Related party transactions
Percentage of ownership interest held by related party		32.96%